Ivy Funds

Supplement dated September 30, 2016 to the

Ivy Funds Statement of Additional Information

dated July 29, 2016

Effective August 1, 2016, Henry J. Herrmann retired as CEO of Waddell & Reed Financial, Inc. (WDR); and as President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) and Ivy Investment Management Company (IICO); and was replaced in all such offices by Philip J. Sanders. Mr. Herrmann also resigned as a Director of IICO, WRIMCO, Waddell & Reed Services Company (WISC), W&R Capital Management Group, Inc., Ivy Distributors, Inc. and Waddell & Reed, Inc. and as President of each of the funds in the Fund Complex, and no longer serves as a member of management’s Valuation Committee. Information regarding Mr. Sanders is included below.

The following portfolio management changes are effective as of the dates listed below:

Effective August 1, 2016, Bradley M. Klapmeyer replaced Philip J. Sanders as one of the co-portfolio managers for Ivy Large Cap Growth Fund. All references to Mr. Sanders and his portfolio management of Ivy Large Cap Growth Fund in the SAI are deleted. Information regarding Mr. Klapmeyer as of August 31, 2016, is included below.

Effective August 31, 2016, Andrew Massie is no longer a co-portfolio manager for Ivy Cundill Global Value Fund. All references and information related to Mr. Massie are deleted in their entirety.

Effective September 1, 2016, Lisa L. Kaufman replaced Keith R. Pauley as one of the co-portfolio managers for Ivy LaSalle Global Real Estate Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund. All references and information related to Mr. Pauley are deleted in their entirety. As of August 31, 2016, Ms. Kaufman did not manage any accounts and did not own any shares in the Fund Complex.

Effective October 1, 2016, Nathan A. Brown joins Kimberly A. Scott as a co-portfolio manager for Ivy Mid Cap Growth Fund. Information regarding Mr. Brown as of August 31, 2016, is included below.

Effective October 1, 2016, Michael T. Wolverton joins David P. Ginther as a co-portfolio manager for Ivy Energy Fund and Ivy Global Natural Resources Fund. As of August 31, 2016, Mr. Wolverton did not manage any accounts, but did own shares in the Fund Complex as noted below.

Effective October 1, 2016, John C. Maxwell and Aaron Young replace F. Chace Brundige and Cynthia Prince-Fox as co-portfolio managers for Ivy Managed International Opportunities Fund. Information regarding Mr. Maxwell as of August 31, 2016 is included below. As of August 31, 2016, Mr. Young did not manage any accounts, but did own shares in the Fund Complex as noted below.

Effective October 1, 2016, Kenneth G. McQuade and Brad Halverson join Timothy J. Miller as co-portfolio managers for Ivy Small Cap Growth Fund. Information regarding Mr. McQuade as of August 31, 2016 is included below. As of August 31, 2016, Mr. Halverson did not manage any accounts, but did own shares in the Fund Complex as noted below.

Effective October 1, 2016, Bradley J. Warden joins Zachary H. Shafran as a co-portfolio manager for Ivy Science and Technology Fund. As of August 31, 2016, Mr. Warden did not manage any accounts, but did own shares in the Fund Complex as noted below.

The following is inserted as a new row in the “Management of the Trust — Trustees and Officers — Officers” table beginning on page 62:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Philip J. Sanders* 6300 Lamar Avenue Overland Park, KS 66202 1959	President	2016	2016	CEO of WDR (August 2016 to present); President, CEO and Chairman of IICO and WRIMCO (August 2016 to present); President of each of the funds in the Fund Complex (August 2016 to present); CIO of WDR (February 2011 to present); CIO of IICO and WRIMCO (August 2010 to present)

*	Mr. Sanders was Vice President of the Trust and the Fund Complex from 2006 until his appointment as President in August 2016.

Supplement	Statement of Additional Information	1

Effective October 1, 2016, the following is added after the last table in the “Portfolio Managers” section on page 117:

The following tables provide information relating to the portfolio managers of the specified Funds as of August 31, 2016:

Nathan A. Brown—Ivy Mid Cap Growth Fund*

                                      Ivy Mid Cap Income Opportunities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$203.1	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Brown assumed co-investment management responsibilities for Ivy Mid Cap Growth Fund effective October 1, 2016.
**	This data does not include Ivy Mid Cap Growth Fund, since Mr. Brown was not the portfolio manager of Ivy Mid Cap Growth Fund on August 31, 2016.

Bradley M. Klapmeyer—Ivy Large Cap Growth Fund*

                                                 Ivy Tax-Managed Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	5	24
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$4,675.4	$290.1	$2,171.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$97.7

*	Mr. Klapmeyer assumed co-investment management responsibilities for Ivy Large Cap Growth Fund effective August 1, 2016.

John C. Maxwell—Ivy International Core Equity Fund

                                      Ivy Managed International Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$5,361.5	$97.2	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Maxwell assumed co-investment management responsibilities for Ivy Managed International Opportunities Fund effective October 1, 2016.
**	This data does not include Ivy Managed International Opportunities Fund, since Mr. Maxwell was not the portfolio manager of Ivy Managed International Opportunities Fund on August 31, 2016.

2	Statement of Additional Information	Supplement

Kenneth G. McQuade—Ivy Small Cap Growth Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$444.5	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. McQuade assumed co-investment management responsibilities for Ivy Small Cap Growth Fund effective October 1, 2016.
**	This data does not include Ivy Small Cap Growth Fund, since Mr. McQuade was not the portfolio manager of Ivy Small Cap Growth Fund on August 31, 2016.

Effective October 1, 2016, the following is added after the last table in the “Portfolio Managers – Ownership of Securities” section on page 119:

As of August 31, 2016, the dollar range of shares beneficially owned by the portfolio managers listed below was:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Nathan A. Brown	Ivy Mid Cap Growth[1]	$100,001 to $500,000	$0	$500,001 to $1,000,000
	Ivy Mid Cap Income Opportunities	$100,001 to $500,000	N/A
Brad Halverson	Ivy Small Cap Growth[2]	$10,001 to $50,000	$0	$100,001 to $500,000
Bradley M. Klapmeyer	Ivy Large Cap Growth[3]	$0	$10,001 to $50,000	$100,001 to $500,000
	Ivy Tax-Managed Equity	$0	$0
John C. Maxwell	Ivy International Core Equity	$0	$0	$500,001 to $1,000,000
	Ivy Managed International Opportunities[4]	$0	$0
Kenneth G. McQuade	Ivy Small Cap Growth[5]	$0	$0	$500,001 to $1,000,000
Michael T. Wolverton	Ivy Energy[6]	$10,001 to $50,000	$0	$100,001 to $500,000
	Ivy Global Natural Resources[6]	$0	$0
Bradley J. Warden	Ivy Science and Technology Fund[7]	100,001 to 500,000	$0	500,001 to 1,000,000
Aaron Young	Ivy Managed International Opportunities[8]	$0	$0	$100,001 to $500,000

[1]	Mr. Brown assumed co-investment management responsibilities for Ivy Mid Cap Growth Fund effective October 1, 2016.
[2]	Mr. Halverson assumed co-investment management responsibilities for Ivy Small Cap Growth Fund effective October 1, 2016.
[3]	Mr. Klapmeyer assumed co-investment management responsibilities for Ivy Large Cap Growth Fund effective August 1, 2016.
[4]	Mr. Maxwell assumed co-investment management responsibilities for Ivy Managed International Opportunities Fund effective October 1, 2016.

Supplement	Statement of Additional Information	3

[5]	Mr. McQuade assumed co-investment management responsibilities for Ivy Small Cap Growth Fund effective October 1, 2016.
[6]	Mr. Wolverton assumed co-investment management responsibilities for Ivy Energy Fund and Ivy Global Natural Resources Fund effective October 1, 2016.
[7]	Mr. Warden assumed co-investment management responsibilities for Ivy Science and Technology Fund effective October 1, 2016.
[8]	Mr. Young assumed co-investment management responsibilities for Ivy Managed International Opportunities Fund effective October 1, 2016.

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of August 31, 2016, the dollar range of shares deemed owned by the portfolio manager was:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
John C. Maxwell	Ivy International Core Equity	$500,001 to $1,000,000	$500,001 to $1,000,000
	Ivy Managed International Opportunities[2]	$0
Kenneth G. McQuade	Ivy Small Cap Growth[3]	$50,001 to $100,000	$50,001 to $100,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
[2]	Mr. Maxwell assumed co-investment management responsibilities for Ivy Managed International Opportunities Fund effective October 1, 2016.
[3]	Mr. McQuade assumed co-investment management responsibilities for Ivy Small Cap Growth Fund effective October 1, 2016.

4	Statement of Additional Information	Supplement